Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Summary Of Accounting Policies [Line Items]
Investments in publicly-traded companies carried at fair value if ownership is less than percent threshold	20.00%
Investments in nonpublicly-traded companies carried at cost if ownership is less than percent threshold	20.00%
Finished products	$ 741	$ 678
Raw materials and work in process	1,316	1,217
Total inventories	2,057	1,895
Land	275	278
Buildings	2,355	1,965
Machinery and equipment	6,353	6,440
Construction in progress	428	409
Property, plant and equipment, at cost	9,411	9,092
Less: Accumulated depreciation	5,609	5,487
Property, plant and equipment, net	3,802	3,605
Percentage of revenue from multiple deliverable arrangements	10.00%
Collateral balance posted	0
Collateral held from counterparties	0
Collateral balance could have been required to post	10
Undistributed earnings of non-U.S. subsidiaries	$ 7,100
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	50.00%
Warranty period (in years)	2 years
Percentage of product warranty expenses on sales	1.00%
General duration of hedge positions is equal to or less than (in years)	2 years
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	20.00%
Warranty period (in years)	1 year
Building [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	40 years
Building [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	30 years
Machinery and Equipment [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	12 years
Machinery and Equipment [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	8 years